Equipment, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Equipment, Net [Abstract]
EQUIPMENT, NET

5. EQUIPMENT, NET

Equipment, net, consists of the following:

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Lab equipment	1,475,671	1,486,392
Computer equipment	32,427	31,746
Furniture and fixtures	35,222	35,332
Leasehold improvements	201,807	201,515
	1,745,127	1,754,985
Less: accumulated depreciation	(1,389,853)	(1,230,457)
Equipment, net	355,274	524,528

Depreciation expenses were approximately US$47,948 and US$51,112 for the three-month periods ended March 31, 2025 and 2024, respectively. Depreciation expenses were approximately US$180,755 and US$147,800 for the nine-month periods ended March 31 2025 and 2024, respectively.

5. EQUIPMENT, NET

Equipment, net, consists of the following:

	June 30, 2024	June 30, 2023
	US$	US$

Lab equipment	1,486,392	1,446,527
Computer equipment	31,746	31,135
Furniture and fixtures	35,332	35,412
Leasehold improvements	201,516	201,994
	1,754,985	1,715,068
Less: accumulated depreciation	(1,230,457)	(996,371)
Equipment, net	524,528	718,697

Depreciation expenses were approximately US$268,279 and US$228,807 for the years ended June 30, 2024 and 2023, respectively.